Note 12 - Benefit Plans (Details) (USD $)	1 Months Ended	3 Months Ended										6 Months Ended		12 Months Ended		0 Months Ended
	Nov. 24, 2009	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	May 09, 2008	Dec. 14, 2009	May 09, 2008	Nov. 09, 2009
Note 12 - Benefit Plans (Details) [Line Items]
Employee Stock Ownership Plan Eligibility Minimum Employment Period												12 months
Employee Stock Ownership Plan Eligibility Minimum Age												21 years
Employee Stock Ownership Plan Eligibility Minimum Hours of Service												1000 hours
Employer Loan To Employee Stock Ownership Plan		$ 2,000,000										$ 2,000,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)		202,342		202,342				202,342				202,342		202,342	202,342
Employer Loan To Employee Stock Ownership Plan, Interest Rate														8.25%
Employee Stock Ownership Plan, Number Of Shares Allocated Per Month (in Shares) (in Shares)														1,405
Employee Stock Ownership Plan (ESOP), Compensation Expense												76,000	63,000	131,000	111,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 10.75		$ 10.75				$ 10.75				$ 10.75		$ 10.75	$ 10.75
Stock or Unit Option Plan Expense												0	0	0	137,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense															19,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		275,410		275,410				275,410				275,410		275,410	275,410
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	110,164
Stock Issued During Period, Value, Restricted Stock Award, Gross	932,000
Income Tax Expense (Benefit)		(58,000)	115,000	160,000	127,000	132,000	129,000	100,000	44,000	(1,047,000)	(84,000)	57,000	261,000	548,000	(987,000)
Employee Stock Option [Member] | 2008 Stock Compensation and Incentive Plan [Member]
Note 12 - Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																3.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																24.23%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																1.11%
Restricted Stock [Member]
Note 12 - Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																	110,164
Allocated Share-based Compensation Expense												82,000	90,000	180,000	180,000
Income Tax Expense (Benefit)												(32,000)	(36,000)	(72,000)	(72,000)
Deferred Profit Sharing [Member]
Note 12 - Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Contribution Percent												3.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent												80.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match												50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay												6.00%
Defined Contribution Plan Maximum Annual Contributions Per Employee with Employer Match,Percent												3.00%
Defined Contribution Plan, Cost Recognized												32,000	25,000	53,000	48,000
Directors Retirement Plan [Member]
Note 12 - Benefit Plans (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year												69,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost (Credit), after Tax		186,000		240,000				244,000				186,000		240,000	244,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, Tax		74,000		96,000				98,000				74,000		96,000	98,000
Defined Benefit Plan, Benefit Costs Expected To Be Recognized In Net Periodic Plan Cost In Subsequent Fiscal Year		15,000										15,000
Executive Incentive Retirement Plan [Member]
Note 12 - Benefit Plans (Details) [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year												34,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost (Credit), after Tax		62,000		182,000				188,000				62,000		182,000	188,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, Tax		24,000		73,000				75,000				24,000		73,000	75,000
Defined Benefit Plan, Benefit Costs Expected To Be Recognized In Net Periodic Plan Cost In Subsequent Fiscal Year		1,000										1,000
Defined Benefit Plan, Payment Term												15 years
2008 Stock Compensation and Incentive Plan [Member]
Note 12 - Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																275,410		275,410	385,574
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		884		0				0				884		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																		275,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)																$ 10.75		$ 10.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		275,410										275,410
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0										$ 0